Derivatives (Details 1) (Undesignated Derivative Liabilities [Member])			12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 AUD	Dec. 31, 2012 Undesignated [Member] USD ($) Contract	Dec. 31, 2012 Undesignated [Member] Cross currency swap contracts [Member] USD ($) Contract
Undesignated derivative liability
Quantity			1	1
Maturity Dates				Jan. 23, 2014
Contracted Fixed Conversion Rate to U.S. Dollar	$ 0.7803	1
Swap Contract Notional Amount			370,000	370,000
Fair Market Value of Derivative Liability			(1,467,000)	(1,467,000)
Credit Risk Adjustment			35,000	35,000
Adjusted Fair Market Value of Derivative Liability			(1,432,000)	(1,432,000)
Gain Recognized into Earnings			$ 841,000	$ 841,000